Note 5 - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Beginning balance	$ 2,721	$ 2,395	$ 3,094	$ 2,548	$ 2,395	$ 2,548
Other comprehensive income before reclassification	1,325	360	(1,958)	562
Amount reclassified from accumulated other comprehensive income	(167)	(34)	(14)	(16)
Period change	1,158	326	(1,972)	546	1,484	(1,426)
Ending balance	$ 3,879	$ 2,721	$ 1,122	$ 3,094	$ 3,879	$ 1,122